Offerings - Offering: 1	Aug. 21, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered	850,000
Proposed Maximum Offering Price per Unit	0.48
Maximum Aggregate Offering Price	$ 408,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 56.34
Offering Note
(1)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the registrant’s common stock that become issuable under the registrant’s 2026 Stock Incentive Plan by reason of any stock dividend, stock split, recapitalization or any similar transaction effected without the receipt of consideration that results in an increase in the number of the registrant’s outstanding shares of common stock.

(2)

Estimated solely for the purpose of calculating the amount of registration fees pursuant to Rules 457(c) and 457(h) of the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price with respect to the shares are calculated based on the $0.48 per share, the average of the high ($0.52) and low ($0.43) prices of the registrant's common stock, as reported on the NYSE American on August 20, 2026, a date within five business days prior to the filing of this Registration Statement.